31. Foreign exchange variations, net	12 Months Ended
Dec. 31, 2019
Foreign Exchange Variations, Net [Abstract]
Foreign exchange variations, net

31.  Foreign exchange variations, net

	2019	2018	2017
Revenue
Borrowing and financing	22,494	1,409	287,777
Suppliers	9,004	6,844	4,124
Swap	40,742	75,340	130,971
Others	15,952	13,937	7,146
	88,192	97,530	430,018
Expenses
Borrowing and financing	(40,715)	(75,298)	(271,286)
Suppliers	(13,201)	(11,925)	(6,819)
Swap	(22,493)	(1,409)	(147,356)
Others	(12,691)	(7,525)	(5,305)
	(89,100)	(96,157)	(430,766)

Exchange variations, net	(908)	1,373	(748)

Exchange variation in the year is related to loans and financing and suppliers in foreign currency. The effect was reduced by operations with derivatives (note 36).